Transactions With Affiliates (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Advisor Managment Fees	$ 159,000	$ 322,000	$ 333,000